Supplement to Prospectus Dated May 3, 1999
                        Supplement dated October 18, 1999

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

The underlying Portfolios shown in bold below are being offered as new Sub-accounts under your Annuity as of October 18, 1999. In addition, the Underlying Mutual Fund Portfolio Annual Expenses for each Portfolio of American Skandia Trust have been restated to reflect a deemed 12b-1 fee, as discussed in
Note 1 below.

------------------------------------------------------------------------------------------------------------------------------------
                Underlying Mutual Fund Portfolio Annual Expenses
    (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------ --------------- ------------- --------------- -------------- -------------- -------------
                                                Management     Other          Estimated     Total Annual        Fee        Net
                                                   Fees         Expenses     Distribution     Portfolio    Waivers and     Annual
            UNDERLYING PORTFOLIO                                             and Service      Operating      Expense       Fund
                                                                               (12b-1)        Expenses     Reimbursement  Operating
                                                                               Fees(1)                                     Expenses

------------------------------------------ --------------- ------------- --------------- -------------- -------------- -------------
------------------------------------------ --------------- ------------- --------------- -------------- -------------- -------------
AST Founders Passport                              1.00%         0.30%             0%            1.30%           N/A          1.30%
AST T. Rowe Price International Equity             1.00%         0.25%             0%            1.25%           N/A          1.25%
AST AIM International Equity                       0.87%         0.26%           0.14%           1.27%           N/A          1.27%
AST Janus Overseas Growth                          1.00%         0.27%             0%            1.27%           N/A          1.27%
AST American Century International Growth          1.00%         0.65%             0%            1.65%           N/A          1.65%
AST MFS Global Equity(2)                           1.00%         0.48%           0.06%           1.54%           N/A          1.54%
AST Janus Small-Cap Growth                         0.90%         0.22%           0.05%           1.17%           N/A          1.17%
AST Kemper Small-Cap Growth                        0.95%         0.60%           0.18%           1.73%          0.20%         1.53%
AST Lord Abbett Small Cap Value                    0.95%         0.36%             0%            1.31%           N/A          1.31%
AST T. Rowe Price Small Company Value              0.90%         0.21%             0%            1.11%           N/A          1.11%
AST Neuberger Berman Mid-Cap Growth(3)             0.90%         0.17%           0.08%           1.15%           N/A          1.15%
AST Neuberger Berman Mid-Cap Value(4)              0.90%         0.15%           0.19%           1.24%           N/A          1.24%
AST T. Rowe Price Natural Resources                0.90%         0.26%           0.07%           1.23%           N/A          1.23%
AST Oppenheimer Large-Cap Growth(5)                0.90%         0.22%           0.05%           1.17%           N/A          1.17%
AST Marsico Capital Growth                         0.90%         0.21%           0.06%           1.17%           N/A          1.17%
AST JanCap Growth                                  0.90%         0.14%           0.01%           1.05%          0.02%         1.03%
AST MFS Growth(2)                                  0.90%         0.24%           0.06%           1.20%           N/A          1.20%
AST Bankers Trust Managed Index 500                0.60%         0.26%             0%            0.86%          0.06%         0.80%
AST Cohen & Steers Realty                          1.00%         0.30%           0.07%           1.37%           N/A          1.37%
AST American Century Income & Growth               0.75%         0.25%           0.05%           1.05%           N/A          1.05%
AST Lord Abbett Growth and Income                  0.75%         0.16%           0.08%           0.99%           N/A          0.99%
AST MFS Growth with Income(2)                      0.90%         0.23%           0.06%           1.19%           N/A          1.19%
AST INVESCO Equity Income                          0.75%         0.18%           0.04%           0.97%           N/A          0.97%
AST AIM Balanced                                   0.74%         0.26%           0.08%           1.08%           N/A          1.08%
AST American Century Strategic Balanced            0.85%         0.28%             0%            1.13%           N/A          1.13%
AST T. Rowe Price Asset Allocation                 0.85%         0.24%             0%            1.09%           N/A          1.09%
AST T. Rowe Price International Bond               0.80%         0.31%             0%            1.11%           N/A          1.11%
AST Federated High Yield                           0.75%         0.20%             0%            0.95%           N/A          0.95%
AST PIMCO Total Return Bond                        0.65%         0.18%             0%            0.83%           N/A          0.83%
AST PIMCO Limited Maturity Bond                    0.65%         0.21%             0%            0.86%           N/A          0.86%
AST Money Market                                   0.50%         0.16%             0%            0.66%          0.06%         0.60%

INVESCO VIF Technology                             0.75%         5.85%            N/A            6.60%          5.20%         1.40%
INVESCO VIF Health Sciences                        0.75%         3.57%            N/A            4.32%          3.05%         1.27%
INVESCO VIF Financial Services(6)                  0.75%         0.59%            N/A            1.34%          0.09%         1.25%
INVESCO VIF Telecommunications(6)                  0.75%         0.59%            N/A            1.34%          0.09%         1.25%
INVESCO VIF Dynamics                               0.60%         14.41%           N/A           15.01%         13.56%         1.45%

Evergreen VA Global Leaders                        0.95%         0.61%            N/A            1.56%          0.56%         1.00%
Evergreen VA Special Equity(7)                     1.45%         0.72%            N/A            2.17%          1.17%         1.00%

ProFund VP Europe(8)                               0.75%         0.78%           0.25%           1.78%           N/A          1.78%
ProFund VP SmallCap(8)                             0.75%         0.70%           0.25%           1.70%           N/A          1.70%
ProFund VP UltraOTC(8)                             0.75%         0.66%           0.25%           1.66%           N/A          1.66%
------------------------------------------ --------------- ------------- --------------- -------------- -------------- -------------

1 Pursuant to a vote of the shareholders of American Skandia Trust (the "Trust"), the Trust has adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's Investment Manager to receive brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such Portfolios. While the brokerage commission rates and amounts paid by the various Portfolios are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission takes the position that commission amounts received under the Distribution Plan should be reflected in the expenses of the Funds. Total returns for the Portfolios are not expected to be adversely affected by the deemed increase in fees. The Distribution Fee estimates are derived from data regarding each Portfolio's brokerage transactions, and the proportions of such transactions directed to selling dealers, for the period ended June 30, 1999. However, it is not possible to determine with accuracy actual amounts that will be received under the Distribution Plan. Such amounts will vary based upon the level of a Portfolio's brokerage activity, the proportion of such activity directed under the Distribution Plan, and other factors.
2 These portfolios commenced operations on October 18, 1999. "Other Expenses" are based on estimated amounts for the fiscal year ending December 31, 1999.
3 Prior to May 1, 1998, the Investment Manager had engaged Berger Associates, Inc. as Sub-advisor for the Portfolio (formerly, the Berger Capital Growth portfolio), for a total Investment Management fee payable at the annual rate of 0.75% of the average daily nets assets of the Portfolio. As of May 1, 1998, the Investment Manager engaged Neuberger Berman Management Incorporated as Sub-advisor for the Portfolio, for a total Investment Management fee payable at the annual rate of 0.90% of the average daily net assets of the Portfolio. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
4 Prior to May 1, 1998, the Investment Manager had engaged Federated Investment Counseling as Sub-advisor for the Portfolio (formerly, the Federated Utility Income portfolio), for a total Investment Management fee payable at the annual rate of 0.75% of the first $50 million of the average daily net assets of the Portfolio, plus .60% of the Portfolio's average daily net assets in excess of $50 million. As of May 1, 1998, the Investment Manager engaged Neuberger Berman Management Incorporated as
     Sub-advisor for the Portfolio, for a total Investment Management fee payable at the annual rate of 0.90% of the average daily net assets of the Portfolio. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
5 Prior to December 31, 1998, the Investment Manager had engaged Robertson, Stephens & Company Investment Management, L.P. as Sub-advisor for the Portfolio (formerly the Robertson Stephens Value + Growth portfolio), and the total Investment Management fee was at the annual rate of 1.00% of the average daily net assets of the Portfolio. As of December 31, 1998, the Investment Manager engaged OppenheimerFunds, Inc. as Sub-advisor for the Portfolio, and the Investment Management fee is payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio, plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
6 These portfolios commenced operations on August 31, 1999. "Other Expenses" are estimated amounts for the fiscal year ended December 31, 1999.
7 This portfolio commenced operations on September 30, 1999. "Other Expenses" are estimated amounts for the fiscal year ended December 31, 1999.
8 These portfolios commenced operations on October 18, 1999. "Other Expenses" are estimated amounts for the fiscal year ended December 31, 1999.

EXPENSE EXAMPLES
The Expense Examples shown below are being added with respect to the new Portfolios that are being offered as Sub-accounts under your Annuity as of October 18, 1999. The Expense Examples for the American Skandia Trust Portfolios shown below reflect the deemed 12b-1 fees (see Note 1 above).

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                 (amounts shown are rounded to the nearest dollar)
------------------------------------------------------------------------------------------------------------------------------------


                                            ---------------------------------------------- ---- ------------------------------------
                                       If you surrender  your Annuity at the end  If you do not surrender your Annuity at the end
                                       of the applicable time period, you would   of the applicable time period or begin taking
                                       pay the following expenses on a $1,000     annuity payments at such time, you would pay the
                                       investment, assuming 5% annual return on   following expenses on a $1,000 investment,
                                       assets:                                    assuming 5% annual return on assets:



                                       After:                                      After:
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
Sub-Account:                              1 Year    3 Years    5 Years   10 Years          1 Year     3 Years    5 Years   10 Years
                                         --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
AST MFS Growth                               102        143       182        300               27         83        142        300
AST MFS Growth with Income                   102        143       182        300               27         83        142        300
AST MFS Global Equity                        106        154       199        334               31         94        159        334

INVESCO VIF Technology                       104        149       192        320               29         89        152        320
INVESCO VIF Health Sciences                  103        146       186        308               28         86        146        308
INVESCO VIF Financial Services               103        145       185        307               28         85        145        307
INVESCO VIF Telecommunications               103        145       185        307               28         85        145        307
INVESCO VIF Dynamics                         105        151       195        325               30         91        155        325

Evergreen VA Global Leaders                  100        137       172        280               25         77        132        280
Evergreen VA Special Equity                  100        137       172        280               25         77        132        280

ProFund VP Europe                            108        161       211        356               33         101       171        356
ProFund VP SmallCap                          107        158       207        349               32         98        167        349
ProFund VP UltraOTC                          107        157       205        345               32         97        165        345
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

The following underlying Portfolios are being added to the section entitled "What are the Investment Objective and Policies of the Portfolios?"

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ------------------------------------------------------------------------------------------------ ---------------
                                                                                                                         PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                        ADVISOR/
       TYPE                                                                                                             SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     AST MFS Growth with Income: seeks reasonable current income and  long-term  capital  growth and  income.  Under  normal market  conditions,  the Portfolio  invests at least 65% of its total assets in common  stocks and related  securities,
      GROWTH         such  as  preferred  stocks,   convertible  securities  and                                       Massachusetts
         &           depositary  receipts.  The  stocks in which  the  Portfolio                                  Financial Services
      INCOME         invests  generally will pay dividends.  While the Portfolio                                             Company
                     may  invest  in  companies  of  any  size,   the  Portfolio
                     generally   focuses  on   companies   with  larger   market
                     capitalizations   that  the   Sub-advisor   believes   have
                     sustainable  growth  prospects  and  attractive  valuations based on current and  expected  earnings or cash flow.  The
                     Portfolio may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     AST MFS Growth:  seeks long-term  capital growth and future income.  Under  normal  market  conditions,  the  Portfolio invests at least 80% of its total  assets in common  stocks
                     and  related   securities,   such  as   preferred   stocks,
      GROWTH         convertible   securities   and  depositary   receipts,   of                                       Massachusetts
                     companies that the  Sub-advisor  believes offer better than                                  Financial Services
                     average  prospects for long-term  growth.  The  Sub-advisor                                             Company
                     seeks to purchase securities of companies that it considers well-run and poised for growth. The Portfolio may invest up to 30% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     INVESCO VIF Dynamics:  seeks  securities that will increase in value over the long  term.  The  Portfolio  invests in a
                     variety  of  securities   which  are  believed  to  present
                     opportunities  for capital growth - primarily common stocks
     MID-CAP         of companies traded on U.S. securities  exchanges,  as well                                       INVESCO Funds
     GROWTH          as  over-the-counter.  The  Portfolio  also may  invest  in                                         Group, Inc.
                     preferred  stocks and debt instruments that are convertible into common  stocks,  as well as in  securities  of foreign companies.  In general, the Portfolio invests in securities of companies in  industries  that are growing  globally and usually  avoids stocks of companies in cyclical,  mature or slow-growing  industries or economic sectors. The Portfolio
                     seeks  to  invest  in  stocks  of  leading   companies   in
                     attractive markets or industries,  or emerging leaders that have developed a new competitive advantage.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     ProFund VP SmallCap:  seeks daily  investment  results that correspond to the performance of the Russell 2000(R) Index.
                     The Portfolio  principally  invests in futures contracts on
                     stock   indexes  and  options  on  futures   contracts  and                                    ProFund Advisors
                     financial instruments such as equity caps, collars,  floors                                                 LLC
                     and  options on  securities  and stock  indexes of diverse,
                     widely    traded,    small    capitalization     companies.
                     Additionally,  the Portfolio may invest in a combination of
     SMALL           stocks  that in the  investment  advisor's  opinion  should
 CAPITALIZATION      simulate the movement of the Russell 2000(R) Index.
                    ------------------------------------------------------------------------------------------------ ---------------
                     Evergreen VA Special  Equity:  seeks  capital  growth.  The
                     Portfolio  strives to provide a return  greater  than broad stock market  indices such as the Russell  2000(R) Index by investing  principally in a diversified portfolio of common
                     stocks of domestic  companies.  The Portfolio's  Investment                                 Meridian Investment
                     Adviser principally chooses companies which it expects will                                             Company
                     experience  growth in  earnings  and price,  and which have small market  capitalizations (under $1 billion) and medium market capitalizations (between $1 billion and $5 billion).
                     The Portfolio may also invest in companies  that have large market capitalizations (over $5 billion).
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     AST MFS Global Equity:  seeks capital growth.  Under normal market  conditions,  the Portfolio  invests at least 65% of
INTERNATIONAL        its total assets in common  stocks and related  securities,                                       Massachusetts
   EQUITY            such as (including  issuers in developing  countries).  The                                  Financial Services
                     Portfolio   generally  seeks  to  purchase   securities  of                                             Company
                     companies  with  relatively  large  market  capitalizations relative to the market in  which they are traded.
------------------- ------------------------------------------------------------------------------------------------ ---------------





------------------- ------------------------------------------------------------------------------------------------ ---------------
                                                                                                                         PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                        ADVISOR/
       TYPE                                                                                                             SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ ---------------

                     ProFund VP Europe:  seeks  daily  investment  results  that correspond to the performance of the ProFunds Europe Index.
                     The ProFunds Europe Index ("PEI") is a combined  measure of
                     European  stock  performance   created  by  the  Investment
                     Advisor from the leading  stock  indexes of Europe's  three largest  economies  giving  equal weight to each index each
                     day. The PEI averages  the daily  results of The  Financial                                    ProFund Advisors
                     Times Stock Exchange 100, The Deutsche  Aktienindex and the                                                 LLC
                     CAC-40.  The  Portfolio   principally  invests  in  futures
                     contracts on stock indexes and options on futures contracts
 INTERNATIONAL       and  financial  instruments  such as equity caps,  collars,
    EQUITY           floors and options on securities and stock indexes of large
   (Cont.)           capitalization,   widely  traded,   European  stocks.   The
                     Portfolio invests in financial instruments with values that reflect the performance of stocks of European companies.
                    ------------------------------------------------------------------------------------------------ ---------------

                     Evergreen  VA Global  Leaders:  seeks to provide  investors with  long-term  capital  growth.  The  Portfolio  normally invests  as  least  65%  of  its  assets  in a  diversified
                     portfolio  of  U.S.  and  non-U.S.   equity  securities  of
                     companies  located  in  the  world's  major  industrialized                                     Evergreen Asset
                     countries.  The Portfolio will invest in no less than three                                    Management Corp.
                     countries,  which may include the U.S., but may invest more than 25% of its total assets in one country.  The Portfolio invests only in the best 100 companies,  which are selected
                     by  the  investment   advisor  based  on  qualitative   and
                     quantitative  criteria  such  as  high  return  on  equity, consistent earnings growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their investments  across particular  economic sectors.  However,  because  those  investments  are limited to a  comparatively narrow segment of the economy,  sector funds are generally not as diversified as most mutual  funds.  Sector funds tend to be more  volatile  than other types of funds.  The value of fund  shares  may go up and down more  rapidly  than  other funds.  Each sector of the economy may also have  different  regulatory or other risk factors that can cause greater fluctuations in the share price. Please read the  prospectus  for the  underlying  sector fund for further  details about the risks of the particular sector of the economy.
------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     INVESCO VIF  Technology:  seeks capital  appreciation.  The
                     Portfolio normally invests at least 80% of its total assets
                     in  the  equity   securities   of   companies   engaged  in
                     technology-related  industries.  These include, but are not
                     limited to, communications,  computers, video, electronics,                                       INVESCO Funds
                     oceanography,  office and factory automation, and robotics.                                         Group, Inc.
                     A core portion of the Portfolio's  holdings are invested in market-leading  technology  companies  which the Investment
                     Advisor  believes  will  maintain or improve  their  market share regardless of overall conditions.
                    ------------------------------------------------------------------------------------------------ ---------------
                     INVESCO VIF Health  Sciences:  seeks capital  appreciation.
                     The  Portfolio  invests  at least 80% of its  assets in the equity  securities of companies  that  develop,  produce or
      SECTOR         distribute  products  or services  related to health  care.
                     These industries  include,  but are not limited to, medical                                       INVESCO Funds
                     equipment   or  supplies,   pharmaceuticals,   health  care                                         Group, Inc.
                     facilities,  and applied  research and  development  of new products or services.  The Investment  Advisor  attempts to
                     blend     well-established     healthcare     firms    with
                     faster-growing,  more dynamic health care companies,  which have new products or are  increasing  their market share of existing products.
                    ------------------------------------------------------------------------------------------------ ---------------
                     INVESCO VIF Financial Services: seeks capital appreciation.
                     The Portfolio  normally  invests at least 80% of its assets in the  equity  securities  of  companies  involved  in the financial  services  sector.  This sector  includes,  among
                     others,  banks  (regional  and  money-centers),   insurance                                       INVESCO Funds
                     companies (life, property and casualty, and multiline), and                                         Group, Inc.
                     investment and  miscellaneous  industries  (asset managers, brokerage firms, and  government-sponsored  agencies).  The
                     Investment  Advisor seeks  companies  which it believes can grow their revenues and earnings regardless of the interest rate environment - although  securities prices of financial services companies generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ ---------------





------------------- ------------------------------------------------------------------------------------------------ ---------------
                                                                                                                         PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                        ADVISOR/
       TYPE                                                                                                             SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     INVESCO VIF Telecommunications: seeks capital appreciation.
                     The Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies  that are primarily
                     engaged   in   the   design,   development,    manufacture,
                     distribution,   or  sale  of  communications  services  and
  SECTOR (Cont.)     equipment,  and companies  that are involved in developing,                                       INVESCO Funds
                     constructing,  or operating  communications  infrastructure                                         Group, Inc.
                     projects throughout the world, or in supplying equipment or services to such companies.  The telecommunications  sector includes companies that offer telephone services,  wireless communications,  satellite  communications,  television and movie programming and broadcasting. Normally, the Portfolio will invest at least 65% of its assets in companies located in  at  least  three  different  countries,  although  U.S.
                     issuers will often dominate the holdings.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
The ProFund VP UltraOTC  portfolio is available  to all Owners.  However,  it is recommended  that only those  Owners who engage a financial  advisor to allocate their funds in strategic or tactical asset allocation  strategies invest in this
portfolio.   There  can  be  no  assurance  that  any  financial   advisor  will
successfully predict market fluctuations.
------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     ProFund VP UltraOTC:  seeks daily  investment  results that correspond  to twice (200%) the  performance  of the NASDAQ
                     100 Index(TM). The Portfolio principally invests in futures
 STRATEGIC           contracts on stock indexes and options on futures contracts                                    ProFund Advisors
    OR               and  financial  instruments  such as equity caps,  collars,                                                 LLC
 TACTICAL            floors and options on securities and stock indexes of large
 ALLOCATION          capitalization companies. If the Portfolio is successful in meeting its objective,  it should gain approximately  twice as much as the growth  oriented  NASDAQ 100 Index(TM)  when the prices of the  securities in that index rise on a given day and should lose  approximately  twice as much when such prices decline on that day.

------------------- ------------------------------------------------------------------------------------------------ ---------------

Portfolio/Sub-account Name Changes:

Pursuant to a shareholder vote, portfolios of Life & Annuity Trust (LAT) are being reorganized into new portfolios of Wells Fargo Variable Trust (WFVT). Effective September 20, 1999, the name of the LAT Equity Value portfolio has changed to the WFVT Equity Value portfolio.

Effective October 18, 1999, the name of the AST Bankers Trust Enhanced 500 portfolio has been changed to the AST Bankers Trust Managed Index 500 portfolio. The investment objective and policies of the portfolio are not changed.

The following paragraph replaces the second paragraph in the section entitled "May I Authorize my Financial Representative to Manage my Account?"

MAY I AUTHORIZE MY FINANCIAL REPRESENTATIVE TO MANAGE MY ACCOUNT?
We may also establish different "cut-off times" by which we must receive all financial transactions for certain underlying portfolios. Currently, the portfolios of Rydex Variable Trust and ProFund VP are subject to this restriction. Financial transactions involving a Rydex or ProFund VP Sub-account must be received by us no later than one hour prior to any announced closing time of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. If you request a transaction involving the purchase or redemption of Units in one of the Rydex or ProFund VP Sub-accounts after the "cut-off" time, we will deem your request as received by us on the next Valuation Day. You may be required to submit a new request on the following day.

The following paragraph replaces the sixth paragraph in the section entitled "When Do You Process and Value Transactions?"

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?

Transactions in Rydex and ProFund VP Sub-accounts: Any financial transactions involving the Rydex or ProFund VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. If you request a transaction involving the purchase or redemption of Units in one of the Rydex or ProFund VP Sub-accounts after the "cut-off" time, we will deem your request as received by us on the next Valuation Day. You may be required to submit a new request on the following day.

ASPro-SUPP (10/18/99)                                                 VAPRO10/18